Business overview (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Notes and other explanatory information [abstract]
Profit loss	$ 3,655	$ 1,401
Net cash used in operating activities	1,873
Accumulated deficit	$ 14,655		$ 12,110